INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Inventories [Abstract]
Amount of inventories recognized as an expense	$ 2,241.2	$ 2,164.0
Write-downs (reversals of write-downs) of inventories	12.3	19.7
Inventories purchase commitment	$ 186.5	$ 238.5